PUTNAM NEW YORK TAX EXEMPT INCOME FUND
Fund summary
Goal
Putnam New York Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM NEW YORK TAX EXEMPT INCOME FUND	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM NEW YORK TAX EXEMPT INCOME FUND	Class A		Class B	Class C	Class M	Class Y
Management fees	0.45%		0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.22%	[1]	0.85%	1.00%	0.50%
Other expenses	0.08%		0.08%	0.08%	0.08%	0.08%
Total annual fund operating expenses	0.75%		1.38%	1.53%	1.03%	0.53%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example PUTNAM NEW YORK TAX EXEMPT INCOME FUND (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	474	640	256	427	54
3 years	630	737	483	642	170
5 years	800	955	834	875	296
10 years	1,293	1,485	1,824	1,543	665

Expense Example, No Redemption PUTNAM NEW YORK TAX EXEMPT INCOME FUND (USD $)	Class B	Class C
1 year	140	156
3 years	437	483
5 years	755	834
10 years	1,485	1,824

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and New York State and City personal income taxes (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer.

The risks associated with bond investments include interest rate risk, which means the prices of the fund's investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund's investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund's investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state's tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q3 2009	7.77%
Worst calendar quarter Q4 2010	-4.62%

Average annual total returns after sales charges (for periods ending 12/31/12)
Average Annual Total Returns PUTNAM NEW YORK TAX EXEMPT INCOME FUND	1 year	5 years	10 years
Class A	3.00%	4.48%	4.07%
Class A after taxes on distributions	3.00%	4.48%	4.01%
Class A after taxes on distributions and sale of fund shares	3.27%	4.42%	4.04%
Class B	1.70%	4.36%	3.84%
Class C	5.58%	4.51%	3.67%
Class M	3.63%	4.36%	3.85%
Class Y	7.63%	5.59%	4.61%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	6.78%	5.91%	5.10%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.